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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       October 10, 2003
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:             59
                                          --------------------------
 Form 13F Information Table Value Total:          984,180
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100      383    27100 SH       SOLE                    27100
Allied Capital Corp.           COM              01903Q108    41146  1673264 SH       SOLE                  1673264
American Express Co.           COM              025816109     2824    62670 SH       SOLE                    62670
American Power Conv            COM              029066107    14808   855960 SH       SOLE                   855960
Banknorth Group, Inc.          COM              06646R107    22543   798840 SH       SOLE                   798840
Berkshire Hathaway A           COM              084670108    24450      326 SH       SOLE                      326
Berkshire Hathaway B           COM              084670207     8085     3239 SH       SOLE                     3239
Brown & Brown Inc.             COM              115236101    37634  1222690 SH       SOLE                  1222690
CSS Industries Inc             COM              125906107     9728   377768 SH       SOLE                   377768
Cato Corp                      COM              149205106    15931   789840 SH       SOLE                   789840
Commonwealth Tel.              COM              203349105    32341   806105 SH       SOLE                   806105
Conmed Corp                    COM              207410101      600    29086 SH       SOLE                    29086
Cotton Sts Life Ins Co         COM              221774102      123    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102     1637    32150 SH       SOLE                    32150
Ethan Allen Interiors          COM              297602104    30729   853595 SH       SOLE                   853595
Federated Investors            COM              314211103    10204   368386 SH       SOLE                   368386
Florida Rock Industries        COM              341140101     1126    22701 SH       SOLE                    22701
Franklin Resources             COM              354613101     5257   118919 SH       SOLE                   118919
General Electric Co            COM              369604103      578    19403 SH       SOLE                    19403
H&R Block Inc.                 COM              093671105     1036    24000 SH       SOLE                    24000
Hickory Tech Corp              COM              429060106     9543   822698 SH       SOLE                   822698
Hudson River Bancorp           COM              444128102      450    14000 SH       SOLE                    14000
Idex Corporation               COM              45167R104    32672   896599 SH       SOLE                   896599
Int'l Speedway                 COM              460335201    36261   826172 SH       SOLE                   826172
John Wiley & Sons              COM              968223206    26351  1013908 SH       SOLE                  1013908
Jones Apparel Group            COM              480074103    19629   655830 SH       SOLE                   655830
Kaydon Corp                    COM              486587108    38476  1620744 SH       SOLE                  1620744
Littelfuse Inc.                COM              537008104    16906   735065 SH       SOLE                   735065
Liz Claiborne                  COM              539320101    14035   412196 SH       SOLE                   412196
M & T Bank Corp                COM              55261F104    15205   174175 SH       SOLE                   174175
Markel Corp                    COM              570535104    27201   101877 SH       SOLE                   101877
Martin Marietta Mat            COM              573284106    23214   636878 SH       SOLE                   636878
McGrath Rentcorp               COM              580589109     2505    89451 SH       SOLE                    89451
Meredith Corp                  COM              589433101    15982   346150 SH       SOLE                   346150
Mocon Inc Com                  COM              607494101      298    37205 SH       SOLE                    37205
NBT Bancorp Inc.               COM              628778102      420    20736 SH       SOLE                    20736
New England Bus                COM              643872104    29638  1113382 SH       SOLE                  1113382
North Fork Bancorp             COM              659424105    15510   446325 SH       SOLE                   446325
Oneida Ltd Com                 COM              682505102       35    11300 SH       SOLE                    11300
Pfizer Inc Com                 COM              717081103      232     7645 SH       SOLE                     7645
Protective Life Corp.          COM              743674103    35220  1179889 SH       SOLE                  1179889
Renal Care Group Inc.          COM              759930100    13948   408425 SH       SOLE                   408425
Reynolds & Reynolds            COM              761695105    37193  1350030 SH       SOLE                  1350030
Ross Stores Inc.               COM              778296103    24360   525120 SH       SOLE                   525120
SCP Pool Corporation           COM              784028102    23852   857070 SH       SOLE                   857070
Servicemaster Co.              COM              81760N109    17985  1752955 SH       SOLE                  1752955
SouthTrust Corporation         COM              844730101    15769   537107 SH       SOLE                   537107
TCF Financial                  COM              872275102    10538   219776 SH       SOLE                   219776
Tennant Co.                    COM              880345103    22923   622230 SH       SOLE                   622230
Trustco Bank Corp              COM              898349105     7416   599968 SH       SOLE                   599968
Vulcan Materials               COM              929160109    30837   772655 SH       SOLE                   772655
Waddell & Reed Finl            COM              930059100     7860   333461 SH       SOLE                   333461
Watson Pharmaceuticals         COM              942683103    24237   581373 SH       SOLE                   581373
White Mtns Insurance           COM              G9618E107    74445   187504 SH       SOLE                   187504
Whole Foods Mkt Inc.           COM              966837106     2818    51050 SH       SOLE                    51050
Yankee Candle Co               COM              984757104     1186    46551 SH       SOLE                    46551
Yum Brands                     COM              988498101    29987  1012375 SH       SOLE                  1012375
Zebra Technologies A           COM              989207105    16802   326381 SH       SOLE                   326381

Six Flags Inc Pref             PFD              83001p505     1076    54900 SH       SOLE                    54900